LKCM Balanced Fund

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 68.2%	Shares	Value
Aerospace & Defense - 2.0%
L3Harris Technologies, Inc.	5,850	$2,019,128

Banks - 3.8%
Bank of America Corp.	29,100	1,418,625
Cullen/Frost Bankers, Inc.	8,300	1,137,764
JPMorgan Chase & Co.	4,500	1,323,720

		3,880,109

Beverages - 3.2%
Coca-Cola Co.	21,400	1,627,470
Keurig Dr Pepper, Inc.	31,000	816,230
PepsiCo, Inc.	5,750	892,917

		3,336,617

Broadline Retail - 2.1%
Amazon.com, Inc. (a)	10,300	2,145,181

Capital Markets - 1.1%
Moody’s Corp.	2,650	1,156,063

Chemicals - 3.3%
Corteva, Inc.	7,658	641,051
Ecolab Inc.	3,600	957,672
Linde PLC	3,600	1,784,736

		3,383,459

Commercial Services & Supplies - 3.6%
Cintas Corp.	8,000	1,353,120
Waste Connections, Inc.	7,100	1,153,324
Waste Management, Inc.	5,250	1,206,397

		3,712,841

Construction Materials - 1.6%
Martin Marietta Materials, Inc.	2,800	1,648,304

Consumer Staples Distribution & Retail - 1.8%
Walmart, Inc.	14,600	1,814,488

Diversified Telecommunication Services - 0.8%
Verizon Communications Inc.	17,341	870,518

Electric Utilities - 0.8%
Constellation Energy Corp.	2,900	809,825

Electrical Equipment - 2.8%
Eaton Corp. PLC	1,800	643,806
Emerson Electric Co.	8,800	1,152,976
Rockwell Automation, Inc.	3,025	1,085,612

		2,882,394

Electronic Equipment, Instruments & Components - 1.4%
Teledyne Technologies, Inc. (a)	2,450	1,482,275

Entertainment - 0.9%
Netflix, Inc. (a)	10,000	961,500

Financial Services - 1.1%
Visa, Inc. - Class A	3,850	1,163,624

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	7,800	800,826
Alcon AG	17,900	1,348,765

		2,149,591

Health Care Providers & Services - 0.5%
BrightSpring Health Services, Inc. (a)	12,000	511,320

Household Products - 1.5%
Colgate-Palmolive Co.	13,400	1,142,082
Procter & Gamble Co.	3,150	454,986

		1,597,068

Industrial Conglomerates - 0.3%
Honeywell International Inc.	1,600	361,648

Insurance - 0.6%
Arthur J Gallagher & Co.	3,100	671,398

Interactive Media & Services - 4.5%
Alphabet, Inc. - Class C	9,700	2,782,542
Meta Platforms, Inc. - Class A	3,275	1,873,726

		4,656,268

Life Sciences Tools & Services - 1.9%
Danaher Corp.	5,800	1,099,680
Thermo Fisher Scientific, Inc.	1,700	835,601

		1,935,281

Metals & Mining - 1.9%
Newmont Goldcorp Corp.	17,700	1,916,025

Oil, Gas & Consumable Fuels - 7.2%
Chevron Corp.	7,795	1,612,785
ConocoPhillips Co.	10,900	1,438,800
Coterra Energy, Inc.	18,000	632,520
EOG Resources, Inc.	4,000	578,280
Exxon Mobil Corp.	10,127	1,718,147
Kinder Morgan, Inc.	42,000	1,408,260

		7,388,792

Pharmaceuticals - 2.4%
Merck & Co., Inc.	12,500	1,503,625
Zoetis Inc.	8,026	948,753

		2,452,378

Semiconductors & Semiconductor Equipment - 3.9%
NVIDIA Corp.	20,000	3,488,000
QUALCOMM, Inc.	4,400	566,632

		4,054,632

Software - 6.0%
Microsoft Corp.	6,500	2,406,105
Oracle Corp.	9,100	1,338,701
Palo Alto Networks, Inc. (a)	3,700	593,184
Salesforce, Inc.	4,550	849,348
Trimble Inc. (a)	15,150	988,235

		6,175,573

Specialty Retail - 1.4%
Home Depot, Inc.	4,500	1,480,005

Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	15,150	3,844,919

TOTAL COMMON STOCKS (Cost $31,484,163)		70,461,224

CORPORATE BONDS - 30.8%	Par	Value
Aerospace & Defense - 2.3%
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	750,000	770,252
Lockheed Martin Corp., 4.50%, 02/15/2029 (Callable 01/15/2029)	785,000	791,708
RTX Corp., 5.15%, 02/27/2033 (Callable 11/27/2032)	800,000	816,525

		2,378,485

Banks - 0.7%
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	750,000	755,625

Beverages - 0.7%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	750,000	743,315

Biotechnology - 1.9%
AbbVie, Inc.
3.20%, 05/14/2026 (Callable 05/01/2026)	600,000	599,409
4.95%, 03/15/2031 (Callable 01/15/2031)	250,000	255,438
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	450,000	447,409
5.25%, 03/02/2030 (Callable 01/02/2030)	650,000	667,623

		1,969,879

Broadline Retail - 0.7%
Amazon.com, Inc.
4.55%, 12/01/2027 (Callable 11/01/2027)	550,000	555,116
4.65%, 12/01/2029 (Callable 10/01/2029)	125,000	126,904

		682,020

Chemicals - 1.9%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027 (Callable 03/15/2027)	675,000	659,107
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (Callable 08/15/2028) (b)	280,000	281,166
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	500,000	496,163
5.25%, 01/15/2028 (Callable 12/15/2027)	475,000	483,951

		1,920,387

Commercial Services & Supplies - 1.9%
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	750,000	761,522
Waste Management, Inc.
4.50%, 03/15/2028 (Callable 02/15/2028)	200,000	201,339
4.63%, 02/15/2030 (Callable 12/15/2029)	500,000	504,867
4.15%, 04/15/2032 (Callable 01/15/2032)	500,000	490,687

		1,958,415

Communications Equipment - 0.7%
Cisco Systems, Inc., 5.05%, 02/26/2034 (Callable 11/26/2033)	750,000	761,569

Consumer Finance - 0.8%
American Express Co., 4.05%, 05/03/2029 (Callable 03/03/2029)	850,000	847,334

Crude Petroleum Extraction - 0.5%
Enterprise Products Operating LLC, 5.35%, 01/31/2033 (Callable 10/31/2032)	500,000	516,136

Electric Utilities - 1.0%
Duke Energy Corp.
5.00%, 12/08/2027 (Callable 11/08/2027)	495,000	500,432
4.50%, 08/15/2032 (Callable 05/15/2032)	500,000	492,423

		992,855

Financial Services - 1.0%
Mastercard, Inc., 4.85%, 03/09/2033 (Callable 12/09/2032)	500,000	506,987
Visa Inc., 1.90%, 04/15/2027 (Callable 02/15/2027)	500,000	489,662

		996,649

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories, 3.75%, 11/30/2026 (Callable 08/30/2026)	355,000	354,504

Stryker Corp., 5.20%, 02/10/2035 (Callable 11/10/2034)	750,000	760,066

		1,114,570

Household Products - 0.6%
Colgate-Palmolive Co., 3.10%, 08/15/2027 (Callable 07/15/2027)	595,000	588,691

Insurance - 0.9%
Arthur J Gallagher & Co., 5.00%, 02/15/2032 (Callable 12/15/2031)	975,000	978,774

Interactive Media & Services - 1.3%
Meta Platforms, Inc.
3.50%, 08/15/2027 (Callable 07/15/2027)	250,000	248,273
4.60%, 05/15/2028 (Callable 04/15/2028)	250,000	252,711
4.55%, 08/15/2031 (Callable 06/15/2031)	550,000	552,226
4.75%, 08/15/2034 (Callable 05/15/2034)	250,000	247,248

		1,300,458

IT Services - 0.1%
International Business Machines Corp., 4.75%, 02/06/2033 (Callable 11/06/2032)	125,000	124,478

Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032 (Callable 08/21/2032)	750,000	763,714

Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp., 2.00%, 05/11/2027 (Callable 03/11/2027)	400,000	391,370
ConocoPhillips Co.
6.95%, 04/15/2029	500,000	536,722
5.05%, 09/15/2033 (Callable 06/15/2033)	250,000	254,437
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 04/11/2026)	500,000	498,478
EOG Resources, Inc., 4.38%, 04/15/2030 (Callable 01/15/2030)	750,000	748,299
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	325,000	330,646
ONEOK, Inc., 5.80%, 11/01/2030 (Callable 09/01/2030)	750,000	779,728

		3,539,680

Other Electric Power Generation - 0.3%
Duke Energy Progress LLC, 5.25%, 03/15/2033 (Callable 12/15/2032)	300,000	308,948

Personal Care Products - 0.1%
Kenvue, Inc., 5.00%, 03/22/2030 (Callable 01/22/2030)	120,000	122,209

Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co., 5.10%, 02/22/2031 (Callable 12/22/2030)	800,000	822,640
Eli Lilly & Co., 4.50%, 02/09/2029 (Callable 01/09/2029)	575,000	580,750
Zoetis, Inc., 4.15%, 08/17/2028 (Callable 07/17/2028)	100,000	99,696

		1,503,086

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc., 5.05%, 07/12/2029 (Callable 06/12/2029)	250,000	255,192
NVIDIA Corp., 3.20%, 09/16/2026 (Callable 06/16/2026)	400,000	398,859

		654,051

Software - 3.3%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	850,000	863,961
Intuit, Inc.
5.13%, 09/15/2028 (Callable 08/15/2028)	550,000	560,680
5.20%, 09/15/2033 (Callable 06/15/2033)	275,000	279,937
Oracle Corp.
4.65%, 05/06/2030 (Callable 03/06/2030)	220,000	215,029
4.90%, 02/06/2033 (Callable 11/06/2032)	750,000	711,529
Roper Technologies, Inc.
4.75%, 02/15/2032 (Callable 12/15/2031)	300,000	296,262
4.90%, 10/15/2034 (Callable 07/15/2034)	500,000	483,277

		3,410,675

Specialized REITs - 0.7%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	635,000	631,380

5.80%, 11/15/2028 (Callable 10/15/2028)	75,000	77,351

		708,731

Specialty Retail - 1.9%
Home Depot, Inc.
2.80%, 09/14/2027 (Callable 06/14/2027)	500,000	491,549
4.90%, 04/15/2029 (Callable 03/15/2029)	220,000	224,204
O’Reilly Automotive, Inc.
4.20%, 04/01/2030 (Callable 01/01/2030)	500,000	494,609
4.70%, 06/15/2032 (Callable 03/15/2032)	250,000	248,535
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	500,000	508,198

		1,967,095

Support Activities for Oil and Gas Operations - 0.1%
ConocoPhillips Co., 4.70%, 01/15/2030 (Callable 12/15/2029)	100,000	100,867

Wireless Telecommunications Carriers (except Satellite) - 0.1%
T-Mobile USA, Inc., 3.75%, 04/15/2027 (Callable 02/15/2027)	100,000	99,392

TOTAL CORPORATE BONDS (Cost $31,743,054)		31,808,088

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
Specialized REITs - 0.7%
American Tower Corp.	4,500	776,610

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $847,757)		776,610

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.58% (c)	81,371	81,371

TOTAL MONEY MARKET FUNDS (Cost $81,371)		81,371

TOTAL INVESTMENTS - 99.8% (Cost $64,156,345)		103,127,293
Other Assets in Excess of Liabilities - 0.2%		176,260

TOTAL NET ASSETS - 100.0%		$103,303,553

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $281,166 or 0.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LKCM Balanced Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$70,461,224	$–	$–	$70,461,224
Corporate Bonds	–	31,808,088	–	31,808,088
Real Estate Investment Trusts	776,610	–	–	776,610
Money Market Funds	81,371	–	–	81,371

Total Investments	$71,319,205	$31,808,088	$–	$103,127,293

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of March 31, 2026

       (% of Net Assets)

Information Technology	$20,508,172	19.7%
Industrials	13,312,911	12.9
Health Care	12,399,819	12.1
Energy	10,928,472	10.6
Financials	10,449,576	10.0
Materials	8,868,175	8.7
Consumer Staples	8,202,388	7.9
Communication Services	7,888,136	7.6
Consumer Discretionary	6,274,301	6.1
Utilities	1,802,680	1.8
Real Estate	1,485,341	1.4
Money Market Funds	81,371	0.1
Other Assets in Excess of Liabilities	1,102,211	1.1

	$103,303,553	100.0%